Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Cash and cash equivalents	$ 38,794	$ 41,455
Accounts receivable	199	265
Refundable deposits	192	211
Investment in securities - current	7,950
Investment in securities - noncurrent	2,371	10,322
Financial liabilities
Accounts payable	53	118
Accrued expenses	1,151	1,435
Lease liabilities - current and noncurrent	1,333	1,987
Carrying Amount
Financial assets
Cash and cash equivalents	38,794	41,455
Accounts receivable	199	265
Restricted cash	313	306
Refundable deposits	192	211
Investment in securities - current	7,950
Investment in securities - noncurrent	2,371	10,322
Financial liabilities
Accounts payable	53	118
Accrued expenses	1,151	1,435
Lease liabilities - current and noncurrent	1,333	1,987
Estimated Fair Value
Financial assets
Cash and cash equivalents	38,794	41,455
Accounts receivable	199	265
Restricted cash	313	306
Refundable deposits	192	211
Investment in securities - current	7,950
Investment in securities - noncurrent	2,371	10,322
Financial liabilities
Accounts payable	53	118
Accrued expenses	1,151	1,435
Lease liabilities - current and noncurrent	$ 1,333	$ 1,987